John Hancock Funds II
Supplement dated 7-1-13 to the Prospectus dated 12-1-12, as supplemented

John Hancock Diversified Strategies Fund

The following information supplements and supersedes any information to the contrary relating to John Hancock Diversified Strategies Fund (the "Fund"), a series of John Hancock Funds II, contained in the Prospectus dated as noted above.

Effective on or about July 1, 2013, the Prospectus is hereby amended as follows:

In the "Fund summary" section, the "Investment objective" is revised and restated as follows:

Investment objective: To seek long term total return.

The "Fund summary ��� Principal investment strategies" section is revised and restated as follows:

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective. Under normal market conditions, the fund invests directly in both fixed-income and equity securities and also in shares of underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of asset classes.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield non-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. In pursuing its investment objective, the fund has the ability to allocate between various asset classes sectors, duration, credit quality or geographic mix and the subadvisor has the flexibility to reallocate the fund's assets among any or all of the asset class exposures based on its ongoing analyses of the capital markets. The fund may also invest in a broad range of additional securities including global preferred securities, bank loans, convertibles and other fixed income securities.

The fund also may invest extensively in derivative instruments, such as futures, options and swaps, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. The fund and/or the affiliated and unaffiliated investment companies may invest in or use derivatives for hedging and non-hedging purposes. Derivatives may be used to hedge against losses from movements in stock, currency exchange rates or interest rates. Derivatives may be used for non-hedging purposes in order to invest indirectly in securities or financial markets, duration management, to gain exposure to foreign currencies, efficient portfolio management or to generate additional income for the fund's portfolio. The fund also may invest in restricted or illiquid securities.

In addition, the fund may invest directly in, or indirectly through exchange-traded notes (ETNs) and other investment companies, including ETFs, that focus their investment strategies on, alternative or non-traditional asset categories such as commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies and tactical investment strategies. The fund may also enter into short sales of securities either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

The fund and/or the underlying funds may trade securities actively, which could result in a higher-than-average portfolio turnover rate and increase their transaction costs (thus lowering performance).

The following risks are added to the "Principal risks" section of the "Fund summary" under the heading "Hedging, derivatives and other strategic transactions risk":

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

The following risks are added to the "Principal risks" section of the "Fund summary":

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 1, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2013
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Supplement -- [Text Block]	jhfiidiverstra_SupplementTextBlock_04

John Hancock Funds II
Supplement dated 7-1-13 to the Prospectus dated 12-1-12, as supplemented

John Hancock Diversified Strategies Fund

The following information supplements and supersedes any information to the contrary relating to John Hancock Diversified Strategies Fund (the "Fund"), a series of John Hancock Funds II, contained in the Prospectus dated as noted above.

Effective on or about July 1, 2013, the Prospectus is hereby amended as follows:

In the "Fund summary" section, the "Investment objective" is revised and restated as follows:

Investment objective: To seek long term total return.

The "Fund summary ��� Principal investment strategies" section is revised and restated as follows:

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective. Under normal market conditions, the fund invests directly in both fixed-income and equity securities and also in shares of underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of asset classes.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield non-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. In pursuing its investment objective, the fund has the ability to allocate between various asset classes sectors, duration, credit quality or geographic mix and the subadvisor has the flexibility to reallocate the fund's assets among any or all of the asset class exposures based on its ongoing analyses of the capital markets. The fund may also invest in a broad range of additional securities including global preferred securities, bank loans, convertibles and other fixed income securities.

The fund also may invest extensively in derivative instruments, such as futures, options and swaps, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. The fund and/or the affiliated and unaffiliated investment companies may invest in or use derivatives for hedging and non-hedging purposes. Derivatives may be used to hedge against losses from movements in stock, currency exchange rates or interest rates. Derivatives may be used for non-hedging purposes in order to invest indirectly in securities or financial markets, duration management, to gain exposure to foreign currencies, efficient portfolio management or to generate additional income for the fund's portfolio. The fund also may invest in restricted or illiquid securities.

In addition, the fund may invest directly in, or indirectly through exchange-traded notes (ETNs) and other investment companies, including ETFs, that focus their investment strategies on, alternative or non-traditional asset categories such as commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies and tactical investment strategies. The fund may also enter into short sales of securities either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

The fund and/or the underlying funds may trade securities actively, which could result in a higher-than-average portfolio turnover rate and increase their transaction costs (thus lowering performance).

The following risks are added to the "Principal risks" section of the "Fund summary" under the heading "Hedging, derivatives and other strategic transactions risk":

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

The following risks are added to the "Principal risks" section of the "Fund summary":

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

John Hancock Funds II | (Diversified Strategies Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement -- [Text Block]	jhfiidiverstra_SupplementTextBlock_04

John Hancock Funds II
Supplement dated 7-1-13 to the Prospectus dated 12-1-12, as supplemented

John Hancock Diversified Strategies Fund

The following information supplements and supersedes any information to the contrary relating to John Hancock Diversified Strategies Fund (the "Fund"), a series of John Hancock Funds II, contained in the Prospectus dated as noted above.

Effective on or about July 1, 2013, the Prospectus is hereby amended as follows:

Objective, Primary Supplement - [Text Block]	jhfiidiverstra_SupplementTextBlock_06	In the "Fund summary" section, the "Investment objective" is revised and restated as follows:
Objective [Heading]	rr_ObjectiveHeading	Investment objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term total return.
Strategy - Supplement [Text Block]	jhfiidiverstra_SupplementTextBlock	The "Fund summary ��� Principal investment strategies" section is revised and restated as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective. Under normal market conditions, the fund invests directly in both fixed-income and equity securities and also in shares of underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of asset classes.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield non-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. In pursuing its investment objective, the fund has the ability to allocate between various asset classes sectors, duration, credit quality or geographic mix and the subadvisor has the flexibility to reallocate the fund's assets among any or all of the asset class exposures based on its ongoing analyses of the capital markets. The fund may also invest in a broad range of additional securities including global preferred securities, bank loans, convertibles and other fixed income securities.

The fund also may invest extensively in derivative instruments, such as futures, options and swaps, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. The fund and/or the affiliated and unaffiliated investment companies may invest in or use derivatives for hedging and non-hedging purposes. Derivatives may be used to hedge against losses from movements in stock, currency exchange rates or interest rates. Derivatives may be used for non-hedging purposes in order to invest indirectly in securities or financial markets, duration management, to gain exposure to foreign currencies, efficient portfolio management or to generate additional income for the fund's portfolio. The fund also may invest in restricted or illiquid securities.

In addition, the fund may invest directly in, or indirectly through exchange-traded notes (ETNs) and other investment companies, including ETFs, that focus their investment strategies on, alternative or non-traditional asset categories such as commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies and tactical investment strategies. The fund may also enter into short sales of securities either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

The fund and/or the underlying funds may trade securities actively, which could result in a higher-than-average portfolio turnover rate and increase their transaction costs (thus lowering performance).

Risk Heading Supplement [Text Block]	jhfiidiverstra_SupplementTextBlock_02	The following risks are added to the "Principal risks" section of the "Fund summary" under the heading "Hedging, derivatives and other strategic transactions risk":
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Risk Heading Supplement - [Text Block]	jhfiidiverstra_SupplementTextBlock_03	The following risks are added to the "Principal risks" section of the "Fund summary":
Risk Narrative Supplement - [Text Block]	jhfiidiverstra_SupplementTextBlock_05

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.